CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Aug. 31, 2023	Aug. 31, 2022
Cash flows from operating activities
Loss from continuing operations	$ (2,398,921)	$ (1,548,784)	$ (2,064,513)	$ (3,689,083)
Loss from discontinued operations	(11,797)	(259,320)	(331,882)	(1,259,450)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation	9,213	11,115	14,709	30,024
Stock based compensation expense	351,958	134,655	159,382	1,024,162
Impairment of fixed assets	683,950	0	0	380,220
Changes in operating assets and liabilities:
Deferred research and development costs	(10,184)	43,236	97,101	(31,467)
Prepaid expenses and other assets	149,957	(102,596)	(124,063)	(46,064)
Accounts payable and accrued expenses	22,398	67,809	99,078	65,598
Related party payable	53,864	69,812	65,454	(114,750)
Net cash used in operating activities	(1,149,562)	(1,584,073)	(2,084,734)	(3,640,810)
Cash flows from investing activities
Purchase of short-term investments	(4,000,000)	(6,000,000)	(6,000,000)	0
Redemption of short-term investments	5,500,000	0	500,000	5,000,000
Capital expenditures	(1,949)	0	0	(356,966)
Net cash provided by (used in) investing activities	1,498,051	(6,000,000)	(5,500,000)	4,643,034
Effect of exchange rate changes on cash and cash equivalents	(1)	(505)	(505)	(51,831)
Net increase (decrease) in cash and cash equivalents	348,488	(7,584,578)	(7,585,239)	950,393
Cash and cash equivalents at beginning of year	492,610	8,077,849	8,077,849	7,127,456
Cash and cash equivalents at end of year	$ 841,098	$ 493,271	$ 492,610	$ 8,077,849